Schedule of loss profit before tax (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Before Tax
Amortization of intangible assets	$ 115,854	$ 110,806	$ 231,710	$ 217,124	$ 85,474
(Reversal of)/provision for expected credit loss (“ECL”)	(1,277)	(11,673)	(2,110)	26,049
Bad debt written off			9,068	227,067	696,526
Depreciation of plant and equipment	16,609	109,404	55,754	207,649	123,006
Employee benefits expense	616,862	557,842	1,303,025	1,665,720	1,994,543
Exchange losses	325,411	284	3,754	(96,964)	115,943
Loss on disposal of plant and equipment			533		245
Share-based payment (Note 21)	2,793,584	3,606,000	3,606,000
Written-off of plant and equipment			53,295	1,731	7,925
Salaries, bonuses, and allowances			1,148,061	1,471,162	1,800,863
Employer’s contribution to defined contributions plans			118,555	106,688	190,079
Skills development levy			1,580	2,035	3,601
Allowance of expected credit losses for trade and other receivables	$ 1,277	$ 11,673	$ 2,110	$ (26,049)